Loan Receivables	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
LOAN RECEIVABLES

6. LOAN RECEIVABLES

The loan receivables was loan to a third party. The interest rate of outstanding loan receivables was 0.828% with interest in advance per annum as of December 31, 2023.

Borrower	Account Name	Lender	Total	Effective Day	Due Day
Guohui Li	Loan receivable	NFT Exchange Limited	800,000	2023/12/29	2024/12/28